Document and Entity Information	Jun. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001728951
Document Type	8-K
Document Period End Date	Jun. 17, 2020
Entity Registrant Name	Essential Properties Realty Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38530
Entity Tax Identification Number	82-4005693
Entity Address, Address Line One	902 Carnegie Center Boulevard
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	436-0619
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	EPRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false